Legal and regulatory matters	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Legal and regulatory matters
Note 11 Legal and regulatory matters

We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. As a result, we are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current accruals could be material to our results of operations in any particular period.

Our significant legal proceedings and regulatory matters are those disclosed in our audited 2018 Annual Consolidated Financial Statements as updated below:

LIBOR regulatory investigations and litigation

In January 2019, a number of financial institutions, including Royal Bank of Canada and RBC Capital Markets LLC, were named in a purported class action in New York alleging violations of the U.S. antitrust laws and common law principles of unjust enrichment in the setting of London interbank offered rate (LIBOR) after the Intercontinental Exchange took over administration of the benchmark interest rate from the British Bankers’ Association in 2014. Based on the facts currently known, it is not possible at this time for us to predict the ultimate outcome of these proceedings or the timing of their resolution.

Interchange fees litigation

Two of the proposed class action proceedings for interchange fees, Watson and 9085-4886 Quebec Inc. v. Visa Canada Corporation, et al. have had the following updates since our audited 2018 Annual Consolidated Financial Statements:

The trial in the Watson proceeding has been rescheduled from October 14, 2019 to October 19, 2020.

In 9085-4886 Quebec Inc. v. Visa Canada Corporation, et al., in 2018, the Quebec trial court authorized the proceeding as a class action for Quebec merchants from 2007 to the present but refused to authorize the claims for damages under section 45 of the Competition Act (the Act) after March 12, 2010 or under section 49 of the Act. The merchants appealed and on July 25, 2019, the Quebec Court of Appeal allowed the appeal to also authorize the merchants to proceed under section 45 of the Act for claims after March 12, 2010 and for claims under section 49 of the Act.